Liabilities and off-balance sheet commitments by maturity (Tables)	12 Months Ended
Dec. 31, 2020
Liabilities and off-balance sheet commitments by maturity [abstract]
Schedule of maturity of financial and non-financial liabilities
Liabilities and off-balance sheet commitments by maturity
2020	Less than 1 month [1]	1–3 months	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	11,080	537	772	64,147	1,722		-161	78,098
Customer deposits	587,137	9,662	8,208	2,169	2,207		134	609,517
Financial liabilities at fair value through profit or loss
– Other trading liabilities	4,940	1,197	204	268	323		39	6,972
– Trading derivatives	2,179	2,297	4,250	9,589	7,794		-373	25,737
– Non-trading derivatives	283	178	204	468	454		41	1,629
– Designated at fair value through profit or loss	32,540	8,506	1,330	2,181	3,247	11	631	48,444
Debt securities in issue	5,144	8,428	13,441	25,752	25,430		3,868	82,065
Subordinated loans				661	8,815	5,670	659	15,805
Lease liabilities	17	42	166	611	520		-18	1,339
Financial liabilities	643,321	30,848	28,576	105,846	50,512	5,680	4,821	869,605
Other liabilities [3]	6,830	568	2,681	765	802			11,646

Total liabilities	650,150	31,416	31,257	106,611	51,315	5,680	4,821	881,250

Coupon interest due on financial liabilities	229	490	1,155	3,732	3,249	292		9,147

Contingent liabilities in respect of
– Discounted bills
– Guarantees	22,836				550			23,386
– Irrevocable letters of credit	14,016							14,016
– other	50			47				97
Guarantees issued by ING Groep N.V.	292							292
Irrevocable facilities	124,991		0					124,991
	162,186		0	47	550			162,782

1 Includes liabilities on demand.

2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).

3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities and off-balance sheet commitments by maturity
2019	Less than 1 month [1]	1–3 month	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	9,903	847	12,011	10,280	1,965		-180	34,826
Customer deposits	540,544	13,892	13,784	3,646	2,381		108	574,355
Financial liabilities at fair value through profit or loss
– Other trading liabilities	4,666	646	436	568	333		68	6,717
– Trading derivatives	1,589	1,492	3,312	7,771	7,011		151	21,325
– Non-trading derivatives	379	91	152	616	440		539	2,215
– Designated at fair value through profit or loss	27,048	10,467	1,885	2,938	5,089	7	251	47,684
Debt securities in issue	2,616	13,278	35,915	36,895	26,592		3,231	118,528
Subordinated loans				1,780	7,455	6,941	411	16,588
Lease liabilities	16	39	161	668	643		-21	1,507
Financial liabilities	586,762	40,753	67,656	65,160	51,909	6,948	4,557	823,745

Other liabilities [3]	7,916	820	2,361	728	1,061			12,886

Total liabilities	594,677	41,573	70,017	65,888	52,970	6,948	4,557	836,631

Coupon interest due on financial liabilities	574	692	1,482	5,790	4,355	379		13,271

Contingent liabilities in respect of4
– Discounted bills
– Guarantees	26,952				550			27,502
– Irrevocable letters of credit	16,340							16,340
– other	57			75				131
Guarantees issued by ING Groep N.V.	319							319
Irrevocable facilities	120,002							120,002
	163,670			75	550			164,296

1 Includes liabilities on demand.

2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).

3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

4 The prior period has been updated to improve consistency and comparability of the amounts per maturity of contingent liabilities.